Document and Entity Information	Nov. 05, 2021
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2021
Entity File Number	333-203841
Entity Registrant Name	ATEL 17, LLC
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	90-1108275
Entity Address, Address Line One	The Transamerica Pyramid
Entity Address, Address Line Two	600 Montgomery Street, 9th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	989-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	NONE
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0001640982
Amendment Flag	false